Impairment testing of goodwill and intangible assets (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2018 RUB (₽) item	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Impairment testing of goodwill and intangible assets
Number of CGUs to which goodwill is allocated | item	2
Number of CGUs to which intangible assets with indefinite useful life relate | item	4
Goodwill and other intangible assets	₽ 10,846	₽ 10,807	₽ 11,022
Goodwill and indefinite life licences
Impairment testing of goodwill and intangible assets
Addition (Note 6)	93
Goodwill and other intangible assets	6,561	6,468	6,468
Goodwill
Impairment testing of goodwill and intangible assets
Goodwill and other intangible assets	6,378	6,285	6,285
Goodwill | PS (Payment services)
Impairment testing of goodwill and intangible assets
Goodwill and other intangible assets	6,285	6,285	6,285
Goodwill | RB (Rocketbank)
Impairment testing of goodwill and intangible assets
Addition (Note 6)	93
Goodwill and other intangible assets	93
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Goodwill and other intangible assets	₽ 183	₽ 183	₽ 183